Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

For the period ended February 28, 2025

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.71%

COMMON STOCKS 98.71%

Aerospace & Defense 0.54%
Northrop Grumman Corp.	49,916	$23,048,214

Banks 5.92%
Bank of America Corp.	2,497,999	115,157,754
JPMorgan Chase & Co.	527,906	139,710,323
Total		254,868,077

Beverages 1.74%
Coca-Cola Co.	1,051,068	74,846,552

Biotechnology 2.16%
AbbVie, Inc.	445,994	93,226,126

Building Products 0.69%
Allegion PLC (Ireland)(a)	232,391	29,911,046

Capital Markets 8.51%
Ameriprise Financial, Inc.	88,286	47,436,068
ARES Management Corp. Class A	129,456	22,129,209
Charles Schwab Corp.	1,199,855	95,424,468
Evercore, Inc. Class A	94,306	22,803,191
Morgan Stanley	838,953	111,673,034
S&P Global, Inc.	125,944	67,221,350
Total		366,687,320

Chemicals 2.52%
Linde PLC	130,909	61,141,049
Sherwin-Williams Co.	130,445	47,256,310
Total		108,397,359

Construction Materials 2.09%
CRH PLC	879,017	90,116,823

Consumer Staples Distribution & Retail 4.46%
Costco Wholesale Corp.	69,087	72,445,319
Walmart, Inc.	1,215,860	119,895,955
Total		192,341,274
Investments	Shares	Fair Value
Distributors 0.51%
Pool Corp.	63,860	$22,159,420

Electric: Utilities 2.15%
Entergy Corp.	503,041	43,920,510
NextEra Energy, Inc.	692,152	48,568,306
Total		92,488,816

Electrical Equipment 0.31%
Eaton Corp. PLC	45,973	13,484,800

Financial Services 2.60%
Mastercard, Inc. Class A	194,442	112,058,869

Ground Transportation 1.37%
Old Dominion Freight Line, Inc.	334,990	59,125,735

Health Care Equipment & Supplies 2.36%
Abbott Laboratories	736,205	101,603,652

Health Care Providers & Services 1.87%
UnitedHealth Group, Inc.	169,664	80,583,613

Hotels, Restaurants & Leisure 1.39%
McDonald’s Corp.	194,796	60,061,451

Information Technology Services 1.85%
Accenture PLC Class A (Ireland)(a)	229,217	79,882,125

Insurance 4.13%
Allstate Corp.	94,420	18,803,743
Arthur J Gallagher & Co.	281,121	94,945,806
Chubb Ltd. (Switzerland)(a)	224,370	64,053,148
Total		177,802,697

Life Sciences Tools & Services 0.79%
Danaher Corp.	163,095	33,884,617

Machinery 3.41%
Cummins, Inc.	115,965	42,695,994
Parker-Hannifin Corp.	156,136	104,378,477
Total		147,074,471

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2025

Investments	Shares	Fair Value
Metals & Mining 1.14%
Reliance, Inc.	74,471	$22,129,802
Steel Dynamics, Inc.	199,701	26,973,614
Total		49,103,416

Multi-Utilities 1.52%
CMS Energy Corp.	893,490	65,269,445

Oil, Gas & Consumable Fuels 4.18%
Enbridge, Inc. (Canada)(a)	1,447,986	61,872,442
Exxon Mobil Corp.	1,063,114	118,356,481
Total		180,228,923

Pharmaceuticals 4.30%
Eli Lilly & Co.	93,914	86,460,046
Johnson & Johnson	597,553	98,608,196
Total		185,068,242

Professional Services 0.69%
Verisk Analytics, Inc.	99,921	29,667,544

Semiconductors & Semiconductor Equipment 12.36%
Analog Devices, Inc.	324,746	74,711,065
Broadcom, Inc.	687,920	137,191,886
Lam Research Corp.	804,402	61,729,809
NVIDIA Corp.	1,521,272	190,037,298
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	382,414	69,037,199
Total		532,707,257

Software 10.01%
Microsoft Corp.	791,566	314,243,786
Oracle Corp.	354,037	58,791,384
Roper Technologies, Inc.	100,075	58,493,838
Total		431,529,008

Specialty Retail 4.47%
Home Depot, Inc.	107,778	42,744,755
Lowe’s Cos., Inc.	243,628	60,575,666
TJX Cos., Inc.	716,977	89,450,050
Total		192,770,471
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 4.58%
Apple, Inc.	816,264	$197,405,286

Tobacco 3.19%
Philip Morris International, Inc.	884,812	137,393,607

Trading Companies & Distributors 0.90%
Watsco, Inc.	77,253	38,961,005
Total Common Stocks (cost $2,718,233,303)		4,253,757,261

	Principal Amount

SHORT-TERM INVESTMENTS 1.21%

REPURCHASE AGREEMENTS 1.21%

Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $52,767,300 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $53,131,379; proceeds: $52,098,475 (cost $52,089,576)	$52,089,576	52,089,576
Total Investments in Securities 99.92% (cost $2,770,322,879)		4,305,846,837
Other Assets and Liabilities – Net 0.08%		3,408,938
Net Assets 100.00%		$4,309,255,775

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,253,757,261	$–	$–	$4,253,757,261
Short-Term Investments
Repurchase Agreements	–	52,089,576	–	52,089,576
Total	$4,253,757,261	$52,089,576	$–	$4,305,846,837

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.98%

COMMON STOCKS 95.98%

Aerospace & Defense 4.89%
Axon Enterprise, Inc.*	25,743	$13,603,888
Howmet Aerospace, Inc.	35,426	4,839,192
Loar Holdings, Inc.*	41,837	3,040,295
TransDigm Group, Inc.	2,846	3,891,051
Total		25,374,426

Biotechnology 8.34%
Arcellx, Inc.*	44,253	2,868,479
Argenx SE ADR*	16,559	10,343,911
Blueprint Medicines Corp.*	40,004	3,863,186
Insmed, Inc.*	94,708	7,723,437
Natera, Inc.*	101,076	15,726,415
Summit Therapeutics, Inc.*(a)	131,874	2,728,473
Total		43,253,901

Broadline Retail 2.26%
Global-e Online Ltd. (Israel)*(b)	102,289	4,359,557
MercadoLibre, Inc. (Uruguay)*(b)	3,481	7,386,230
Total		11,745,787

Capital Markets 10.95%
ARES Management Corp. Class A	63,612	10,873,835
Coinbase Global, Inc. Class A*	18,091	3,900,781
Evercore, Inc. Class A	16,992	4,108,666
Interactive Brokers Group, Inc. Class A	27,510	5,623,044
Jefferies Financial Group, Inc.	77,791	5,149,764
Piper Sandler Cos.	15,304	4,432,345
Raymond James Financial, Inc.	26,892	4,159,386
Investments	Shares	Fair Value
Capital Markets (continued)
Robinhood Markets, Inc. Class A*	176,513	$8,843,301
Tradeweb Markets, Inc. Class A	71,630	9,696,553
Total		56,787,675

Construction & Engineering 3.26%
Comfort Systems USA, Inc.	14,085	5,117,503
EMCOR Group, Inc.	13,376	5,469,580
MasTec, Inc.*	27,817	3,632,622
Quanta Services, Inc.	10,369	2,692,104
Total		16,911,809

Consumer Staples Distribution & Retail 1.23%
Maplebear, Inc.*	154,686	6,356,048

Diversified Consumer Services 2.47%
Duolingo, Inc.*	25,082	7,827,340
Stride, Inc.*	36,458	4,987,454
Total		12,814,794

Electrical Equipment 1.25%
Vertiv Holdings Co. Class A	68,300	6,500,111

Entertainment 8.31%
Liberty Media Corp.-Liberty Formula One Class A*	66,654	5,940,204
Live Nation Entertainment, Inc.*	41,174	5,902,705
Sea Ltd. ADR*	89,293	11,364,320
Spotify Technology SA (Sweden)*(b)	28,465	17,307,005
TKO Group Holdings, Inc.*	17,073	2,571,877
Total		43,086,111

Financial Services 3.37%
Affirm Holdings, Inc.*	113,197	7,261,588
Toast, Inc. Class A*	264,912	10,225,603
Total		17,487,191

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2025

Investments	Shares	Fair Value
Food Products 0.56%
Freshpet, Inc.*	27,290	$2,920,849

Ground Transportation 1.63%
Saia, Inc.*	11,256	4,608,657
XPO, Inc.*	31,385	3,859,099
Total		8,467,756

Health Care Equipment & Supplies 4.09%
Glaukos Corp.*	63,142	7,578,303
Insulet Corp.*	35,062	9,546,330
Penumbra, Inc.*	14,368	4,101,202
Total		21,225,835

Hotels, Restaurants & Leisure 6.36%
Cava Group, Inc.*	51,531	4,896,991
DoorDash, Inc. Class A*	65,544	13,006,551
MakeMyTrip Ltd. (India)*(b)	48,867	4,703,938
Royal Caribbean Cruises Ltd.	42,242	10,395,756
Total		33,003,236

Information Technology Services 3.93%
Cloudflare, Inc. Class A*	83,789	12,174,542
Wix.com Ltd. (Israel)*(b)	40,848	8,197,785
Total		20,372,327

Interactive Media & Services 2.84%
Reddit, Inc. Class A*	91,021	14,725,377

Life Sciences Tools & Services 0.48%
Tempus AI, Inc.*(a)	44,070	2,475,853

Machinery 1.05%
Crane Co.	33,539	5,466,522

Semiconductors & Semiconductor Equipment 0.70%
Astera Labs, Inc.*	49,071	3,648,429
Investments	Shares	Fair Value
Software 22.72%
AppLovin Corp. Class A*	47,223	$15,382,420
Aurora Innovation, Inc.*	328,074	2,385,098
CyberArk Software Ltd. (Israel)*(b)	46,591	16,952,135
Datadog, Inc. Class A*	34,498	4,020,742
DocuSign, Inc.*	54,278	4,514,301
Gitlab, Inc. Class A*	89,879	5,411,615
Guidewire Software, Inc.*	48,066	9,676,647
HubSpot, Inc.*	17,680	12,800,143
Klaviyo, Inc. Class A*	108,144	4,252,222
Monday.com Ltd. (Israel)*(b)	14,237	4,225,115
Palantir Technologies, Inc. Class A*	285,594	24,252,642
Samsara, Inc. Class A*	111,267	5,305,211
Tyler Technologies, Inc.*	14,217	8,650,049
Total		117,828,340

Specialty Retail 2.51%
Carvana Co.*	55,734	12,991,595

Technology Hardware, Storage & Peripherals 0.89%
Pure Storage, Inc. Class A*	87,742	4,603,823

Textiles, Apparel & Luxury Goods 1.39%
On Holding AG Class A (Switzerland)*(b)	148,719	7,209,897

Trading Companies & Distributors 0.50%
FTAI Aviation Ltd.	20,188	2,598,397

Total Common Stocks (cost $371,997,194)		497,856,089

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.96%

REPURCHASE AGREEMENTS 4.02%

Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $22,258,500 of U.S. Treasury Note at 0.875% due 9/30/2026; value: $21,246,407; proceeds: $20,833,291 (cost $20,829,732)	$20,829,732	$20,829,732

TIME DEPOSITS 0.09%
CitiBank N.A.(c) (cost $488,972)	488,972	488,972
Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.85%
Fidelity Government Portfolio(c) (cost $4,400,751)	4,400,751	$4,400,751
Total Short-Term Investments (cost $25,719,455)		25,719,455
Total Investments in Securities 100.94% (cost $397,716,649)		523,575,544
Other Assets and Liabilities – Net (0.94)%		(4,857,361)
Net Assets 100.00%		$518,718,183

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$497,856,089	$–	$–	$497,856,089
Short-Term Investments
Repurchase Agreements	–	20,829,732	–	20,829,732
Time Deposits	–	488,972	–	488,972
Money Market Funds	4,400,751	–	–	4,400,751
Total	$502,256,840	$21,318,704	$–	$523,575,544

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.28%

COMMON STOCKS 99.28%

Aerospace & Defense 2.70%
Curtiss-Wright Corp.	12,153	$3,909,134
Leonardo DRS, Inc.*	202,671	6,171,332
Total		10,080,466

Air Freight & Logistics 1.67%
Radiant Logistics, Inc.*	921,860	6,231,774

Banks 16.60%
Axos Financial, Inc.*	98,208	6,560,294
Bancorp, Inc.*	146,098	8,155,190
Bank of Hawaii Corp.	66,284	4,787,031
First BanCorp	384,886	7,493,730
Heritage Financial Corp.	316,149	7,989,085
Prosperity Bancshares, Inc.	100,893	7,744,547
Seacoast Banking Corp. of Florida	113,973	3,223,157
Wintrust Financial Corp.	68,185	8,486,987
WSFS Financial Corp.	140,177	7,610,209
Total		62,050,230

Capital Markets 3.25%
Bridge Investment Group Holdings, Inc. Class A	707,498	7,421,654
Moelis & Co. Class A	66,779	4,717,269
Total		12,138,923

Chemicals 5.34%
Avient Corp.	154,506	6,608,221
Element Solutions, Inc.	225,475	5,887,152
HB Fuller Co.	65,947	3,741,833
Quaker Chemical Corp.	26,731	3,716,144
Total		19,953,350

Commercial Services & Supplies 2.96%
Brady Corp. Class A	80,158	5,809,050
Vestis Corp.	442,113	5,239,039
Total		11,048,089
Investments	Shares	Fair Value
Construction & Engineering 1.32%
Arcosa, Inc.	58,858	$4,937,009

Electric: Utilities 1.53%
IDACORP, Inc.	48,458	5,713,683

Electronic Equipment, Instruments & Components 9.94%
Advanced Energy Industries, Inc.	85,204	9,812,945
Belden, Inc.	95,689	10,528,660
Crane NXT Co.	82,088	4,582,152
Mirion Technologies, Inc.*	395,890	6,148,172
Vishay Precision Group, Inc.*	258,431	6,083,466
Total		37,155,395

Energy Equipment & Services 1.25%
Liberty Energy, Inc.	270,834	4,677,303

Financial Services 2.27%
Compass Diversified Holdings	312,935	6,850,147
International Money Express, Inc.*	107,709	1,650,102
Total		8,500,249

Food Products 1.58%
Simply Good Foods Co.*	156,319	5,901,042

Health Care Equipment & Supplies 4.23%
Integer Holdings Corp.*	47,505	5,852,616
Integra LifeSciences Holdings Corp.*	270,455	6,277,261
UFP Technologies, Inc.*	16,202	3,687,413
Total		15,817,290

Health Care Providers & Services 1.01%
Addus HomeCare Corp.*	39,605	3,792,971

Industrial REITS 1.47%
STAG Industrial, Inc.	152,266	5,478,531

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2025

Investments	Shares	Fair Value
Insurance 6.44%
Bowhead Specialty Holdings, Inc.*	195,213	$6,565,013
Kemper Corp.	114,809	7,758,792
TWFG, Inc.*	88,449	2,674,698
White Mountains Insurance Group Ltd.	3,824	7,072,488
Total		24,070,991

Interactive Media & Services 1.36%
Cars.com, Inc.*	386,338	5,099,662

Leisure Products 4.76%
Acushnet Holdings Corp.	75,909	4,880,949
Brunswick Corp.	103,704	6,310,388
YETI Holdings, Inc.*	185,513	6,611,683
Total		17,803,020

Life Sciences Tools & Services 1.46%
Azenta, Inc.*	125,347	5,467,636

Machinery 2.96%
Crane Co.	29,281	4,772,510
Worthington Enterprises, Inc.	149,624	6,282,712
Total		11,055,222

Media 2.23%
Criteo SA ADR*	215,226	8,352,921

Oil, Gas & Consumable Fuels 5.20%
Gulfport Energy Corp.*	37,912	6,437,458
MEG Energy Corp.(a)	457,110	7,115,339
Northern Oil & Gas, Inc.	187,201	5,896,831
Total		19,449,628

Professional Services 2.40%
Genpact Ltd.	168,310	8,957,458
Investments	Shares	Fair Value
Real Estate Management & Development 3.04%
Cushman & Wakefield PLC*	593,318	$7,054,551
Marcus & Millichap, Inc.	112,224	4,318,379
Total		11,372,930

Retail REITS 1.02%
Phillips Edison & Co., Inc.	103,025	3,831,500

Semiconductors & Semiconductor Equipment 1.92%
Silicon Motion Technology Corp. ADR	128,266	7,195,723

Software 2.26%
Commvault Systems, Inc.*	49,612	8,461,823

Textiles, Apparel & Luxury Goods 1.22%
Samsonite International SA†(a)	1,646,551	4,571,756

Tobacco 1.68%
Turning Point Brands, Inc.	89,245	6,273,923

Trading Companies & Distributors 4.21%
BlueLinx Holdings, Inc.*	57,177	4,538,139
GMS, Inc.*	69,026	5,495,160
MRC Global, Inc.*	468,178	5,697,726
Total		15,731,025

Total Common Stocks (cost $327,760,646)		371,171,523

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.39%

REPURCHASE AGREEMENTS 0.39%

Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $1,567,000 of U.S. Treasury Note at 0.750% due 8/31/2026; value: $1,490,955; proceeds: $1,461,892 (cost $1,461,642)	$1,461,642	$1,461,642

Total Investments in Securities 99.67% (cost $329,222,288)		372,633,165

Other Assets and Liabilities – Net 0.33%		1,226,939
Net Assets 100.00%		$373,860,104

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $4,571,756, which represents 1.22% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Textiles, Apparel & Luxury Goods	$–	$4,571,756	$–	$4,571,756
Remaining Industries	366,599,767	–	–	366,599,767
Short-Term Investments
Repurchase Agreements	–	1,461,642	–	1,461,642
Total	$366,599,767	$6,033,398	$–	$372,633,165

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

10

Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of February 28, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any

11

Notes to Schedule of Investments (unaudited)(concluded)

additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of February 28, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Growth Opportunities Fund	$5,094,066	$4,889,723

12

QPHR-RES-1Q

(4/25)